Earnings per share	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Earnings per share	7. Earnings per share
Basic earnings per share were up 1.7% to 204.6p (30 June 2024: 201.1p) partly driven by higher profit from operations and by:
–A gain of £333 million in respect of the demerger of the hotels division of the Group's Indian associate ITC described on page 27 and offset by:
–A lower provisional gain arising on the partial sale of the Group's investment in ITC in 2025 (£904 million) compared to £1,361 million in 2024 due to a lower number of shares disposed of (2025: 313.0 million shares; 2024: 436.9 million shares) as discussed on page 27; and
–A credit in 2024, that did not repeat in 2025 of £590 million related to the debt liability management exercise (see page 26).
Basic earnings per share were also positively impacted by the reduction in the number of shares due to the cumulative effect of the 2024 and  2025 share buy-back programme, with 14,075,158 ordinary shares repurchased and cancelled in the six months ended 30 June 2025.
Before adjusting items, the impact of translational foreign exchange and including the dilutive effect of employee share schemes, adjusted diluted earnings per share, at constant rates, declined 0.1% to 169.1p (30 June 2024: 169.3p).
For a full reconciliation of diluted earnings per share to adjusted diluted earnings per share at constant rates, see page 54.
Earnings used in the basic, diluted and headline earnings per share calculation represent the profit attributable to the ordinary equity shareholders after deducting amounts representing the coupon on perpetual hybrid bonds on a pro-rata basis regardless of whether or not coupons have been declared and paid in the period. In 2025, this was £22 million (30 June 2024: £21 million), net of tax.

	Six months ended 30 June
	2025	2024
	£m	£m
Earnings attributable to owners of the parent	4,512	4,492
Coupon on perpetual hybrid bonds	(29)	(28)
Tax on coupon on perpetual hybrid bonds	7	7
Earnings	4,490	4,471
Basic earnings per share are based on the profit for the period attributable to ordinary shareholders and the weighted average number of ordinary shares in issue during the period (excluding treasury shares). For the calculation of the diluted earnings per share, the weighted average number of shares reflects the potential dilutive effect of employee share schemes.
Earnings per share calculations are based upon the following :

		Reported		Adjusted		Headline
		Basic	Diluted	Basic	Diluted	Basic	Diluted
Six months to 30 June 2025
– Earnings	£m	4,490	4,490	3,573	3,573	3,698	3,698
– Shares	m	2,194	2,205	2,194	2,205	2,194	2,205
– Per share	p	204.6	203.6	162.9	162.0	168.5	167.7
Six months to 30 June 2024
– Earnings	£m	4,471	4,471	3,779	3,779	3,500	3,500
– Shares	m	2,223	2,232	2,223	2,232	2,223	2,232
– Per share	p	201.1	200.3	170.0	169.3	157.5	156.8
Notes to the Unaudited Interim Financial Statements (continued)
7. Earnings per share (continued)
Adjusted diluted earnings per share are calculated by taking the following adjustments into account (see pages 24 to 27):
Items presented below are net of tax and non-controlling interests, when applicable.

	Six months ended 30 June
	2025	2024
	pence	pence
Diluted earnings per share	203.6	200.3
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	31.4	44.5
Effect of settlement of historical litigation in relation to the Fox River	—	(5.0)
Effect of the changes in provision in relation to the Approved Plans in Canada	(19.1)	—
Effect of partial disposal of an associate	0.1	0.3
Effect of Romania other taxes	(1.0)	—
Effect of charges in respect of DOJ and OFAC investigations	—	0.2
Effect of restructuring and integration costs	0.2	—
Effect of other adjusting items in operating profit	1.2	4.6
Effect of adjusting items in net finance costs	3.4	(17.4)
Effect of gains related to the partial divestment of shares held in ITC[1]	(41.0)	(61.1)
Tax associated with the partial divestment of shares held in ITC and hotels business demerger[1]	1.6	1.6
Effect of associates’ adjusting items	(15.3)	(0.3)
Effect of adjusting items in respect of deferred taxation	(2.8)	(5.9)
Adjusting items in tax	(0.3)	7.5
Adjusted diluted earnings per share	162.0	169.3
Impact of translational foreign exchange	7.1	—
Adjusted diluted earnings per share translated at 2024 exchange rates	169.1	169.3
1.The 2025 values of the gains related to the partial divestment of shares held in ITC and associated tax  are provisional.
The presentation of headline earnings per share, as an alternative measure of earnings per share, is mandated under the JSE
Listing Requirements. It is calculated in accordance with Circular 1/2023 ‘Headline Earnings’ as issued by the South African
Institute of Chartered Accountants.
Diluted headline earnings per share are calculated by taking the following adjustments into account:

	Six months ended 30 June
	2025	2024
	pence	pence
Diluted earnings per share	203.6	200.3
Effect of impairment of intangibles, property, plant and equipment, associates and held-for-sale assets (net of tax)	3.0	16.8
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (net of tax)	(0.8)	(1.4)
Issue of shares and change in shareholding of an associate	(0.1)	(0.3)
Gain on partial disposal of an associate and associated capital gains tax, including foreign exchange recycled	(38.0)	(58.6)
Diluted headline earnings per share	167.7	156.8
The following is a reconciliation of earnings to headline earnings, in accordance with the JSE Listing Requirements:

	Six months ended 30 June
	2025	2024
	£m	£m
Earnings	4,490	4,471
Effect of impairment of intangibles, property, plant and equipment, associates and held-for-sale assets (net of tax)	68	373
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (net of tax)	(17)	(31)
Issue of shares and change in shareholding of an associate	(2)	(6)
Gain on partial disposal of an associate and associated capital gains tax, including foreign exchange recycled	(841)	(1,307)
Headline earnings	3,698	3,500